Taxes (Details) - Schedule of income tax provision - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Taxes (Details) - Schedule of income tax provision [Line Items]
Total current tax provision	$ 2,301,944	$ 3,541,410	$ 2,837,926
Total deferred tax benefit	(122,276)	(234,362)	(182,140)
Income tax provision	2,179,668	3,307,048	2,655,786
Japan [Member]
Taxes (Details) - Schedule of income tax provision [Line Items]
Total current tax provision	2,301,944	3,541,410	2,837,926
Total deferred tax benefit	$ (122,276)	$ (234,362)	$ (182,140)